ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
12.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the follows:

	As of December 31,
	2010	2011

Accrued payroll and welfare	$3,064	$4,093
Deposit payable	1,640	3,513
Other tax payable	1,753	1,262
Contingent consideration in connection with a business acquisition	2,966	-
Deferred income from ADS depositary	1,325	787
Accrued staff disbursement	547	755
Accrued professional fees	490	310
Other liabilities	468	556

	$12,253	$11,276

Other liabilities primarily consist of social insurance and miscellaneous operating expenses incurred but not yet paid.